Consolidated Statement of Changes in Equity - USD ($)	Number of shares issued and outstanding	Share capital	Contributed surplus	Deficit	Total
Balance at Dec. 31, 2023		$ 53,972,765	$ 14,159,006	$ (55,409,455)	$ 12,722,316
Balance (in Shares) at Dec. 31, 2023	61,234,906
Issuance of shares – Offering		13,925,729			13,925,729
Issuance of shares – Offering (in Shares)	4,500,000
Fair value of warrants issued		(1,193,634)			(1,193,634)
Issuance of shares		33,329,373			33,329,373
Issuance of shares (in Shares)	9,276,235
Share issue costs		(2,928,530)			(2,928,530)
Exercise of warrants		4,351,656	1,784,361		6,136,017
Exercise of warrants (in Shares)	1,836,150
Exercise of options		798,706			798,706
Exercise of options (in Shares)	754,917
Share-based compensation			1,167,110		1,167,110
Net loss for the period				(26,948,922)	(26,948,922)
Balance at Dec. 31, 2024		102,256,065	17,110,478	(82,358,377)	37,008,166
Balance (in Shares) at Dec. 31, 2024	77,602,208
Issuance of shares – Offering		36,357,305			36,357,305
Issuance of shares – Offering (in Shares)	4,741,984
Issuance of shares		100,630,725			100,630,725
Issuance of shares (in Shares)	7,389,473
Share issue costs		(4,669,267)			(4,669,267)
Exercise of warrants		7,857,044	13,727,590		21,584,634
Exercise of warrants (in Shares)	2,250,000
Exercise of options		1,288,714			1,288,714
Exercise of options (in Shares)	554,333
Share-based compensation			2,785,614		2,785,614
Net loss for the period				(49,858,355)	(49,858,355)
Balance at Dec. 31, 2025		$ 243,720,586	$ 33,623,682	$ (132,216,732)	$ 145,127,536
Balance (in Shares) at Dec. 31, 2025	92,537,998